Consolidated Statements of Operations - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Condensed Consolidated Statements Of Operations
Revenues
Operating Expenses:
General and administrative expenses	338,130	211,160	231,292
Refinery start-up costs	333,111	372,560
Depreciation and amortization	290	386	1,947
Total operating expenses	671,531	584,106	233,239
Loss from operations	(671,531)	(584,106)	(233,239)
Other income (expense):
Interest expense	(294,608)	(283,261)	(529,474)
Loss on derivative liabilities	4,466,683	(6,105,727)	(395,619)
Gain (loss) on extinguishment of debt	475,587	207,803	(1,365,521)
Total other (expense)	4,647,662	(6,181,185)	(2,290,614)
Loss before income taxes	3,976,131	(6,765,291)	(2,523,853)
Provision for income taxes
Net loss	3,976,131	(6,765,291)	(2,523,853)
Non-controlling interest in loss of consolidated subsidiaries	346	1,824	1,838
Net loss attributable to the Company	$ 3,976,477	$ (6,763,467)	$ (2,522,015)
Weighted average number of common shares outstanding – basic and diluted		568,407,531	115,253,619
Net loss per common share – basic and diluted	$ 0	$ (0.01)	$ (0.02)
Weighted average number of common shares outstanding: Basic	1,324,731,007
Weighted average number of common shares outstanding: Diluted	1,444,142,262